SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash Flows from Operating Activities:
Net cash provided by/(used in) operating activities	¥ 2,171,013	$ 305,780	¥ 1,849,430	¥ 158,192
Cash Flows from Investing Activities:
Purchase of available-for-sale investments	(3,386,062)	(476,917)	(2,056,000)	(341,234)
Proceeds on disposal of available-for-sale investments	3,926,509	553,037	1,254,285	334,942
Net cash (used in)/provided by investing activities	100,045	14,091	52,559	(346,507)
Cash Flows from Financing Activities:
Repurchase of ordinary shares	(48,117)	(6,777)	(3,837)	(2,750)
Net cash provided by/(used in) financing activities	(569,278)	(80,181)	(489,123)	427,446
Effect of foreign exchange rate changes	(3,871)	(545)	2,486	(936)
Net increase/(decrease) in cash and cash equivalents	1,697,909	239,145	1,415,352	238,195
Cash, cash equivalents and restricted cash, beginning of year	4,360,695	614,191	2,945,343	2,707,148
Cash, cash equivalents and restricted cash, end of year	6,058,604	853,336	4,360,695	2,945,343
Reportable Legal Entities | Parent Company
Cash Flows from Operating Activities:
Net cash provided by/(used in) operating activities	(25,459)	(3,586)	(22,907)	(10,040)
Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	49,654	6,993	9,766	(11,879)
Purchase of available-for-sale investments				(34,234)
Proceeds on disposal of available-for-sale investments	22,682	3,195	33,215	14,942
Net cash (used in)/provided by investing activities	72,336	10,188	42,981	(31,171)
Cash Flows from Financing Activities:
Repurchase of ordinary shares	(48,117)	(6,777)	(3,837)	(2,750)
Net cash provided by/(used in) financing activities	(48,117)	(6,777)	(3,837)	(2,750)
Effect of foreign exchange rate changes	426	60	1,273	(588)
Net increase/(decrease) in cash and cash equivalents	(814)	(115)	17,510	(44,549)
Cash, cash equivalents and restricted cash, beginning of year	23,974	3,377	6,464	51,013
Cash, cash equivalents and restricted cash, end of year	¥ 23,160	$ 3,262	¥ 23,974	¥ 6,464